Trade and Other Payables - Additional Information - (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Trade And Other Payables [Abstract]
Trade Payables Under Arrangement at Cost	₽ 8,524	₽ 17,175